Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2021
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2021			2020
Issued shares of 5p each fully paid	Number of ordinary	Share	Share	Number of ordinary	Share	Share
	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,609,489,702	173	2,637	2,601,159,949	172	2,625
Shares issued under share-based schemes	6,142,213	—	8	8,329,753	1	12
Shares issued under Hong Kong public offer and international placing in 2021 (see below)	130,780,350	9	2,365	—	—	—
Balance at 31 Dec	2,746,412,265	182	5,010	2,609,489,702	173	2,637

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2021	2,022,535	964	p	1,455	p	2027
31 Dec 2020	2,320,320	964	p	1,455	p	2026

Summary of purchases of own shares in respect of employee incentive plans

	2021				2020
	Number	Share price			Number	Share price
	of shares	Low	High	Cost	of shares	Low	High	Cost
		£	£	$		£	£	$
January	74,817	14.12	14.48	1,443,158	62,395	14.42	14.68	1,195,275
February	69,865	12.42	12.96	1,251,067	62,680	14.57	14.60	1,183,717
March	55,545	14.91	15.49	1,189,784	79,057	11.18	11.40	1,110,374
April	2,438,884	15.45	15.55	52,512,098	5,363,563	10.21	10.48	68,010,967
May	52,989	15.82	15.96	1,183,836	81,377	11.16	11.30	1,117,783
June	121,472	14.62	14.89	2,508,974	167,724	11.86	12.67	2,540,749
July	60,473	13.62	13.78	1,145,078	87,239	12.30	12.51	1,365,109
August	57,004	14.20	14.37	1,128,450	72,287	12.21	12.33	1,167,008
September	312,226	14.89	15.24	7,961,098	75,368	11.61	11.68	1,138,447
October	436,771	14.48	14.99	8,410,274	116,802	11.49	11.71	1,764,694
November	53,867	14.77	14.83	1,072,374	74,178	10.62	12.76	1,233,127
December	76,926	13.20	13.24	1,355,942	70,814	12.78	12.83	1,217,842
Total	3,810,839			81,162,133	6,313,484			83,045,092